Related Party Transactions - Schedule of Related Parties Relationships (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Agape S.E.A. Sdn Bhd [Member]
Related parties relationship, description	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape S.E.A. Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape S.E.A. Sdn Bhd
Agape Superior Living Pty Ltd [Member]
Related parties relationship, description	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of Agape Superior Living Pty Ltd	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of Agape Superior Living Pty Ltd
Agape Superior Living Sdn Bhd [Member]
Related parties relationship, description	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape Superior Living Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape Superior Living Sdn Bhd
Agape ATP (Asia) Limited [Member]
Related parties relationship, description	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape ATP (Asia) Limited.	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape ATP (Asia) Limited.
Greenpro Capital Corporation [Member]
Related parties relationship, description		Greenpro Capital Corp., through its wholly owned subsidiaries (collectively "Greenpro"), is an approximately 4.7% shareholder in the Company. Greenpro Venture Capital Limited is owned by Greenpro Capital Corp. The controlling shareholders of Greenpro Capital Corp. are Mr. Lee Chong Kuang and Mr. Loke Che Chan. Mr. How Kok Choong, the CEO and director of the Company is also the director of Greenpro Capital Corp. Mr. How Kok Choong ceased to be the director of Greenpro Capital Corp. in November 2018.